CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Issuance of Series B-1 convertible preferred stock, issuance costs	$ 106
Evolv Technologies Holdings, Inc.
Issuance of Series B-1 convertible preferred stock, issuance costs		$ 105	$ 938